Loss Per Common Share (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss	$ (3,798)	$ (3,857)	$ (13,546)
Incremental fair value of securities offered to induce warrants exercise	0	0	(647)
Dividend declared on preferred shares Series B	(108)	(108)	0
Undistributed loss attributable to Series C participating preferred shares	622	587	0
Net loss attributable to common stockholders	$ (3,284)	$ (3,378)	$ (14,193)
Denominator for basic net loss per share weighted average shares	40,517,413	41,409,433	32,677,318
Denominator for diluted net loss per share adjusted weighted average shares	40,517,413	41,409,433	32,677,318
Basic net loss per share	$ (0.08)	$ (0.08)	$ (0.43)
Diluted net loss per share	$ (0.08)	$ (0.08)	$ (0.43)